The Dreyfus/Laurel Funds, Inc.

 -Dreyfus Emerging Markets Debt Local Currency Fund (“DEMDLCF”)

Incorporated herein by reference is a revised version of the prospectus for DEMDLCF filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 4, 2011 (SEC Accession No. 0000053808-11-000062).

EXHIBIT INDEX

Exhibit – 101.SCH       Taxonomy

Exhibit – 101.INS        Instance Document

Exhibit – 101.CAL      Calculation Linkbase

Exhibit – 101.PRE       Presentation Linkbase

Exhibit – 101.DEF       Definition Linkbase

Exhibit – 101.LAB      Label Linkbase